Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Accounts Receivable, Allowance for Credit Loss
The following table summarizes the changes in the allowance for doubtful accounts:
	Years Ended December 31,
	2021	2020	2019
Allowance, beginning of year	$ 857	$ 914	$ 734
Addition to allowance	5,487	1,271	180
Write-off, net of recoveries	(1,175)	(1,328)	—
Allowance, end of year	$ 5,169	$ 857	$ 914

Schedule of Disaggregation of Revenue
The following table summarizes the Company’s disaggregated net revenue information (in thousands):
	Years Ended December 31,
	2021	2020	2019
Revenues recognized over time(1)	$ 193,146	$ 155,363	$ 143,490
Revenues recognized at a point in time(2)	—	6,428	742
Total revenues	$ 193,146	$ 161,791	$ 144,232

(1)	Revenues from listing subscription services, featured listings and other advertising products.
(2)	Revenues from use of orders functionality.

Schedule of Revenue from External Customers by Geographic Areas
The following table summarizes the Company’s U.S. and foreign revenues (in thousands):
	Years Ended December 31,
	2021	2020	2019
U.S. revenues	$ 193,146	$ 130,373	$ 132,077
Foreign revenues	—	31,418	12,155
Total revenues	$ 193,146	$ 161,791	$ 144,232